Summary of Changes in Fair Value of Yorkville Convertible Note (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on debt issuance	$ 171,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	1,766,000
Balance at December 31, 2023	3,064,000		1,766,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	1,766,000
Issuance of yorkville convertible note	2,250,000		1,800,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(1,667,000)
Change in fair value	544,000		(34,000)
Balance at December 31, 2023	$ 3,064,000		$ 1,766,000